Intangible Assets, Net (Tables)	12 Months Ended
Jul. 31, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of July 31,
	2025	2026
Patents and trademarks	$169,602	$234,145
Less: accumulated amortization	(167,788)	(171,758)
Intangible assets, net	$1,814	$62,387